Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Sep. 30, 2017	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2016
Goodwill [Roll Forward]
Goodwill at the beginning of the period			$ 1,170,530	$ 1,287,212
Revisions to acquisition accounting (Note 4)				195
Impairment			(66,220)	(116,877)
Acquisitions (Note 4)			94,661
Disposals (Note 16)			(88,515)
Goodwill at the end of the period	$ 1,110,456		1,110,456	1,170,530
Crude oil logistics
Goodwill [Roll Forward]
Goodwill at the beginning of the period			579,846	579,846
Goodwill at the end of the period	579,846		579,846	579,846
Water solutions
Goodwill [Roll Forward]
Goodwill at the beginning of the period			424,465	424,270
Revisions to acquisition accounting (Note 4)				195
Impairment					$ (380,200)
Acquisitions (Note 4)			74,189
Disposals (Note 16)			(88,515)
Goodwill at the end of the period	410,139		410,139	424,465
Liquids
Goodwill [Roll Forward]
Goodwill at the beginning of the period			149,169	266,046
Impairment	(66,200)	$ (116,900)	(66,220)	(116,877)
Acquisitions (Note 4)			20,472
Goodwill at the end of the period	103,421		103,421	149,169
Refined products and renewables
Goodwill [Roll Forward]
Goodwill at the beginning of the period			17,050	17,050
Acquisitions (Note 4)			0
Goodwill at the end of the period	$ 17,050		$ 17,050	$ 17,050